UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

2960 N. Meridian Street, Ste.300, Indianapolis, IN 46208

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	4/30

Date of reporting period:	10/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2007

(Unaudited)

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** Since inception returns are reported as average annual rates

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 1000 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Fund operations) and held through October 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

2Companies included in the S&P 500 Index, the Russell 1000 Index or with market capitalization greater than $5 billion.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company included in the S&P 500 Index, or included in the Russell 1000 Index, or with a market capitalization greater than $5 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Large Cap Fund	Beginning Account May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During the Period* May 1, 2007 – October 31, 2007
Actual	$1,000.00	$1,018.55	$7.61
Hypothetical**	$1,000.00	$1,017.60	$7.61

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Toreador Large Cap Fund
Schedule of Investments
October 31, 2007
(Unaudited)

Common Stocks - 98.32%	Shares	Value

Aircraft Engines & Engine Parts - 2.00%
United Technologies Corp.	4,568	$ 349,863

Beverages - 2.13%
Constellation Brands, Inc. - Class A (a)	14,809	372,002

Biological Products - 1.59%
Amgen, Inc. (a)	4,779	277,708

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.52%
Del Monte Foods Co.	25,675	265,480

Cogeneration Services & Small Power Producers - 1.37%
The AES Corp. (a)	11,179	239,342

Computer Communications Equipment - 2.18%
Cisco Systems, Inc. (a)	11,506	380,388

Computer Storage Devices - 1.82%
Seagate Technology	11,396	317,265

Computers & Office Equipment - 1.80%
International Business Machines Corp.	2,703	313,872

Crude Petroleum & Natural Gas - 4.65%
Apache Corp.	2,802	290,876
Devon Energy Corp.	2,859	267,031
Newfield Exploration Co. (a)	4,711	253,640
		811,547

Drilling Oil & Gas Wells - 1.30%
Nabors Industries Ltd. (a)	8,108	227,673

Electric Services - 2.39%
FirstEnergy Corp.	3,212	223,876
Pinnacle West Capital Corp.	4,802	194,001
		417,877

Electronic Computers - 1.76%
Dell, Inc. (a)	10,069	308,111

Finance Lessors - 1.44%
American International Group, Inc.	3,999	252,417

Fire, Marine & Casualty Insurance - 5.34%
HCC Insurance Holdings, Inc.	12,288	367,288
Philadelphia Consolidated Holding Corp. (a)	7,072	288,538
The Chubb Corp.	5,205	277,687
		933,513

General Industrial Machinery & Equipment - 1.96%
Ingersoll-Rand Co. Ltd. - Class A	6,801	342,430

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2007
(Unaudited)

Common Stocks - 98.32% - continued	Shares	Value

Hospital & Medical Service Plans - 1.60%
CIGNA Corp.	5,340	$ 280,297

Household Appliances - 0.71%
Whirlpool Corp.	1,567	124,075

Industrial Instruments For Measurement, Display & Control - 2.16%
Danaher Corp.	4,406	377,462

Insurance Agents, Brokers & Service - 1.68%
The Hartford Financial Services Group, Inc.	3,019	292,934

National Commercial Banks - 4.51%
Bank of America Corp.	8,346	402,945
Citigroup, Inc.	9,185	384,851
		787,796

Personal Credit Institutions - 2.21%
The First Marblehead Corp.	9,926	385,427

Petroleum Refining - 2.95%
Tesoro Corp.	4,687	283,704
Valero Energy Corp.	3,284	231,292
		514,996

Pharmaceutical Preparations - 4.42%
Forest Laboratories, Inc. (a)	5,782	225,903
Johnson & Johnson	4,453	290,202
Watson Pharmaceuticals, Inc. (a)	8,363	255,573
		771,678

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.18%
The Dow Chemical Co.	4,594	206,914

Printed Circuit Boards - 1.41%
Jabil Circuit, Inc.	11,330	246,201

Public Building & Related Furniture - 1.20%
Johnson Controls, Inc.	4,801	209,900

Railroads, Line-Haul Operating - 1.05%
Burlington Northern Santa Fe Corp.	2,106	183,538

Retail - Auto & Home Supply Stores - 1.48%
AutoZone, Inc. (a)	2,078	258,524

Retail - Department Stores - 1.37%
Kohl's Corp. (a)	4,346	238,900

Retail - Lumber & Other Building Materials Dealers - 1.29%
The Home Depot, Inc.	7,163	225,706

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2007
(Unaudited)

Common Stocks - 98.32% - continued	Shares	Value

Retail - Drug Stores & Proprietary Stores - 1.34%
Walgreen Co.	5,915	$ 234,530

Retail - Grocery Stores - 1.56%
The Kroger Co.	9,282	272,798

Retail - Variety Stores - 3.69%
Costco Wholesale Corp.	5,589	375,916
Target Corp.	4,394	269,616
		645,532

Rubber & Plastics Footwear - 2.04%
NIKE, Inc. - Class B	5,377	356,280

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.06%
Northrop Grumman Corp.	4,294	359,064

Security Brokers, Dealers & Flotation Companies - 3.20%
Lehman Brothers Holdings, Inc.	3,842	243,352
The Goldman Sachs Group, Inc.	1,274	315,850
		559,202

Semiconductors & Related Devices - 3.54%
MEMC Electronic Materials, Inc. (a)	4,375	320,338
Texas Instruments, Inc.	9,145	298,127
		618,465

Services - Computer Processing & Data Preparation - 1.55%
Fiserv, Inc. (a)	4,883	270,518

Services - Hospitals - 1.97%
Pediatrix Medical Group, Inc. (a)	5,254	344,137

Services - Medical Laboratories - 1.61%
Laboratory Corporation of America Holdings (a)	4,102	282,012

Services - Prepackaged Software - 1.86%
Oracle Corp. (a)	14,665	325,123

Services - Racing, Including Track Operation - 1.36%
International Speedway Corp. - Class A	5,336	237,078

Ship & Boat Building & Repairing - 2.56%
General Dynamics Corp.	4,916	447,159
	.
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.55%
The Proctor & Gamble Co.	3,885	270,085

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.32%
Nucor Corp.	3,732	231,459

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2007
(Unaudited)

Common Stocks -98.32% - continued	Shares	Value

Telephone Communications (No Radiotelephone) - 1.70%
Verizon Communications, Inc.	6,437	$ 296,553

Wholesale - Computers & Peripheral Equipment & Software - 1.59%
Ingram Micro, Inc. - Class A (a)	13,063	277,458

Wholesale - Industrial Machinery & Equipment - 1.35%
Airgas, Inc.	4,689	236,654

TOTAL COMMON STOCKS (Cost $16,555,295)		17,177,943

Exchange-Traded Funds - 1.38%
iShares Dow Jones U.S. Transportation Average Index Fund	1,639	143,871
SPDR Trust, Series 1	625	96,694

TOTAL EXCHANGE-TRADED FUNDS (Cost $246,783)		240,565

Money Market Securities - 0.26%
Huntington Money Market Fund, 4.04% (b)	44,898	44,898

TOTAL MONEY MARKET SECURITIES (Cost $44,898)		44,898

TOTAL INVESTMENTS (Cost $16,846,976) - 99.96%		$17,463,406

Other assets less liabilities - 0.04%		7,814

TOTAL NET ASSETS - 100.00%		$ 17,471,220

(a) Non-income producing
(b) Variable rate security; the money market rate shown represents the rate at October 31, 2007

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund
Statement of Assets and Liabilities
October 31, 2007
(Unaudited)

Assets
Investments in securities, at market value (cost $16,846,976)	$ 17,463,406
Receivable for fund shares sold	3,224
Receivable from Adviser (a)	7,688
Dividends receivable	13,978
Interest receivable	367
Prepaid expenses	2,017
Total assets	17,490,680

Liabilities
Payable to trustees and officers	1,802
Payable to administrator, fund accountant, and transfer agent	7,223
Payable to custodian	1,500
Other accrued expenses	8,935
Total liabilities	19,460

Net Assets	$ 17,471,220

Net Assets consist of:
Paid in capital	$ 16,992,287
Accumulated undistributed net investment loss	(12,475)
Accumulated undistributed net realized loss from investment transactions	(125,022)
Net unrealized appreciation on investments	616,430

Net Assets	$ 17,471,220

Shares outstanding (unlimited number of shares authorized)	1,515,132

Net Asset Value and offering price per share	$ 11.53

Redemption price per share* ($11.53 * 98%)	$ 11.30

* The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund
Statement of Operations
For the six months ended October 31, 2007
(Unaudited)

Investment Income
Dividend income	$ 81,055
Interest income	8,247
Total Investment Income	89,302

Expenses
Investment Adviser fee (a)	67,473
Administration expenses	15,879
Custodian expenses	13,310
Transfer agent expenses	10,494
Registration expenses	9,577
Fund accounting expenses	7,562
Printing expenses	6,833
Auditing expenses	6,806
Legal expenses	4,033
Pricing expenses	2,773
CCO expenses	2,521
Trustee expenses	2,521
Insurance expenses	515
Miscellaneous expenses	276
Total Expenses	150,573
Less: Fees waived and expenses reimbursed by Adviser (a)	(48,796)
Net operating expenses	101,777
Net Investment (Loss)	(12,475)

Realized & Unrealized Gain on Investments
Net realized loss on investment securities	(145,552)
Change in unrealized appreciation (depreciation)
on investment securities	423,121
Net realized and unrealized gain on investment securities	277,569
Net increase in net assets resulting from operations	$ 265,094

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund
Statements of Changes In Net Assets

	Six Months Ended	Period ended
	October 31, 2007	April
	(Unaudited)	30, 2007(a)
Increase in Net Assets due to:
Operations
Net investment (loss)	$ (12,475)	$ (1,800)
Net realized gain (loss) on investment securities	(145,552)	22,461
Change in unrealized appreciation (depreciation) on investment securities	423,121	193,309
Net increase in net assets resulting from operations	265,094	213,970

Distributions
From net investment income	-	(131)
Total distributions	-	(131)

Capital Share Transactions
Proceeds from Fund shares sold	12,539,481	4,906,690
Reinvestment of distributions	-	131
Amount paid for shares repurchased	(447,493)	(6,522)

Net increase in net assets resulting from capital share transactions	12,091,988	4,900,299

Total Increase in Net Assets	12,357,082	5,114,138

Net Assets
Beginning of period	5,114,138	-

End of period	$ 17,471,220	$ 5,114,138

Accumulated net investment income (loss)
included in net assets at end of period	$ (12,475)	$ -

Capital Share Transactions
Shares sold	1,103,252	452,420
Shares issued in reinvestment of distributions	-	12
Shares repurchased	(39,957)	(595)

Net increase from capital share transactions	1,063,295	451,837

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended	Period
	October 31, 2007	ended	(a)
	(Unaudited)	April 30, 2007

Selected Per Share Data:
Net asset value, beginning of period	$ 11.32	$ 10.00

Income from investment operations:
Net investment income	-	-
Net realized and unrealized gain on investments	0.21	1.32
Total from investment operations	0.21	1.32

Less Distributions to shareholders:
From net investment income	-	-	(b)
Total distributions	-	-

Paid in capital from redemption fees (c)	-	-

Net asset value, end of period	$ 11.53	$ 11.32

Total Return (d)(e)	1.86%	13.21%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 17,471	$ 5,114
Ratio of expenses to average net assets (f)	1.50%	1.50%
Ratio of expenses to average net assets
before waiver and reimbursement (f)	2.22%	12.78%
Ratio of net investment loss to
average net assets (f)	(0.18)%	(0.16)%
Ratio of net investment loss to
average net assets before waiver and reimbursement (f)	(0.90)%	(11.44)%
Portfolio turnover rate	61.95%	122.43%

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.

(b) Net investment income distributed amounted to less than $0.005 per share.

(c) Redemption fees resulted in less that $.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) Annualized.

*See accompanying notes which are a part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on June 2, 2006. The Fund’s investment objective is long-term capital appreciation. The Fund’s investment adviser is Toreador Research & Trading LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2007 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2007 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments, subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended October 31, 2007, the Adviser earned fees, before the waiver described below, of $67,473 from the Fund.

The Adviser has contractually agreed, through April 30, 2008, to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees & commissions, 12b-1 fees, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the fund invests), at 1.50% of average daily net assets. For the six months ended October 31, 2007, the Adviser waived management fees and reimbursed Fund expenses totaling $48,796. At October 31, 2007 , the Adviser owed the Fund $7,688.

Any operating expenses of the Fund reimbursed by the Adviser or management fees waived are subject to recoupment in the first three fiscal years following the year in which reimbursement occurred, if the total expenses of the Fund for such years (after recoupment) do not exceed the expense limitation in place at the time of the waiver or reimbursement. As of October 31, 2007, the amounts available to be potentially recouped by the Adviser are listed in the table below:

In addition, fees waived during the six month ended October 31, 2007 totaling $48,796 may be subject to potential recoupment by the Adviser through April 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended October 31, 2007, Unified earned fees of $15,879 for administrative services provided to the Fund. At October 31, 2007 the Fund owed Unified $4,879 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended October 31, 2007, Huntington National Bank earned fees of $13,310 for custody services provided to the Fund. At October 31, 2007, the Fund owed the Custodian $1,500.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended October 31, 2007, Unified earned fees of $5,671 from the Fund for transfer agent services provided to the Fund and $4,823 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended October 31, 2007, Unified earned fees of $7,562 from the Fund for fund accounting services provided to the Fund. At October 31, 2007 the Fund owed Unified $782 for transfer agent services, $500 in reimbursement of out-of-pocket expenses and $1,062 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended October 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2007 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund has adopted a plan under Rule 12b-1 pursuant to which the Fund is authorized to pay a fee of 0.25% to the Adviser or any broker-dealer or financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder servicing. The Plan has not yet been activated, although it may be activated at any time in the future. Once the Plan is activated, the Fund will pay annual 12b-1 expenses of 0.25%.

NOTE 4. INVESTMENTS

For the six months ended October 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of October 31, 2007 the net unrealized appreciation of investments for tax purposes was as follows:

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $16,846,976.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2007, Charles Schwab owned, for the benefit of its customers, 72.88% of the Fund. As a Result, Charles Schwab may be deemed to control the Fund. Paul Blinn owned 3.47% of the Fund and Applied Finance Group, LTD. (“AFG”), for the benefit of its customers, owned 2.43% of the Fund. Paul Blinn is a portfolio manager of the Fund and a part owner of the Adviser. AFG is owned by a co-owner of the Adviser, who is also a portfolio manager of the Fund. Therefore, both are affiliates of the Fund.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2007 - continued

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the six months ended October 31, 2007. On December 17, 2007, the Fund paid a short-term capital gain distribution of $0.0139 per share to shareholders of record on December 14, 2007.

The tax characterization of distributions for the fiscal period ended April 30, 2007 was as follows:

As of April 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of April 30, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	1/4/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	1/4/2008

By	/s/ James M. Landis
James M. Landis, Treasurer

Date	1/4/2008